BUSINESS OVERVIEW AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

INNEOVA Holdings Limited (“INNEOVA Holdings”) is incorporated in the Cayman Islands on February 14, 2022 under the Companies Act (as revised) as an exempted company with limited liability. The Company was established under the laws of Cayman Islands on February 14, 2022, with authorized share of 100,000,000 ordinary shares of par value US$0.001 each. On January 5, 2024, the Company amended its memorandum of association to effect a 1:2 forward stock split and to change the authorized share capital to $100,000 divided into 200,000,000 ordinary shares, of a par value of $0.0005 each.

INNEOVA Holdings, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the sale and distribution of the automotive and industrial spare parts with operations primarily based out of Singapore, and global sales primarily generated from the Middle East and Malaysia. The Company has over 40 years of experience in supplying genuine and aftermarket spare parts to on-highway applications and services on overhaul, repair and maintenance. Over the years, the Company has extended to supply the products and services to applications in the marine, energy, mining, construction, agriculture, and oil and gas industries. The business is comprised of INNEOVA Automotive Division serving the automotive sector, INNEOVA Industrial Division primarily servicing the marine, energy, mining, construction, agriculture, and oil and gas sectors and INNEOVA Engineering Division primarily servicing the marine, energy, mining, construction, agriculture, and oil and gas sectors.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

INEO Group Limited (“INNEOVA Group”)	● British Virgin Islands company ● Incorporated on November 17, 2021 ● Issued and outstanding 1,000 ordinary shares for US$1,000 ● Investment holding ● Provision of investment holding	100% owned by INEO

INNEOVA Industrial Pte Ltd (“INNEOVA Industrial”)

● Singaporean company

● Incorporated on September 1, 1999

● Issued and outstanding 650,000 ordinary shares for SGD650,000

● Manufacturing and repair of separation or mixing equipment and general wholesale trade

100% owned by INNEOVA Group

INNEOVA Automotive Pte Ltd (“INNEOVA Automotive”)

● Singaporean company

● Incorporated on January 3, 1995

● Issued and outstanding 1,000,00 ordinary shares for SGD1,000,000

● Supply a wide range of automotive spare parts and lubricants genuine and aftermarket spare parts for use in passenger and commercial on-highway vehicles

100% owned by INNEOVA Group

Autozone Automotive Pte. Ltd. (“Autozone (S)”)

● Singaporean company

● Incorporated on December 7, 2009

● Issued and outstanding 1,000,000 ordinary shares for SGD1,000,000

● Manufacturing and processing of automotive components or parts assembling re-engineering

100% owned by INNEOVA Automotive

INNEOVA Malaysia (“INNEOVA Malaysia”)	● Malaysian company ● Incorporated on December 17, 2009 ● Issued and outstanding 650,000 ordinary share for MYR650,000 ● Franchising of automotive parts retail	100% owned by INNEOVA Group

INNEOVA Engineering (“INNEOVA Engineering”)

● Singapore company

● Incorporated on April 13, 1996

● Issued and outstanding 400,000 ordinary share for SGD400,000

● Repair of machinery and equipment including gear box for use of motor vehicles, cranes and other heavy industrial equipment

100% owned by INNEOVA Group

Reorganization

Since 2022, the Company completed several transactions for the purposes of a group reorganization, as below:-

On February 14, 2022, Soon Aik (initial shareholder) and Celestial Horizon entered into the Acquisition Agreement, pursuant to which Celestial acquired 49 shares of INNEOVA Group (representing approximately 4.9% shareholding interest in INNEOVA Group) from Soon Aik for consideration of US$0.8 million. As a term of the acquisition, Soon Aik undertakes to transfer the entire issued share capital of INNEOVA Industrial and INNEOVA Automotive to the INNEOVA Group. Following such transfer, Soon Aik owned 949 shares and Celestial Horizon owned 49 shares, respectively.

On February 17, 2022, INNEOVA Automotive entered into an instrument of transfer and bought and sold note with Soon Aik pursuant to which INNEOVA Automotive transferred its entire legal and beneficial shareholding interest in Auto Saver Pte. Ltd. to Soon Aik for nominal consideration.

On September 29, 2022, Soon Aik and INNEOVA Group entered into a sale and purchase agreement pursuant to which Soon Aik transferred its entire shareholding interest in INNEOVA Automotive to INNEOVA Group. The consideration is settled by INNEOVA Group allotting and issuing 1 share to Soon Aik, credited as fully paid.

On September 29, 2022, Soon Aik and INNEOVA Group entered into a sale and purchase agreement pursuant to which Soon Aik transferred the entire issued share capital of INNEOVA Industrial to INNEOVA Group in consideration of the allotment and issue of 1 share in INNEOVA Group to Soon Aik, credited as fully paid.

On September 29, 2022, Celestial Horizon, Soon Aik and INNEOVA Holdings entered into a reorganization agreement, pursuant to which Soon Aik and Celestial Horizon transferred their respective 951 and 49 shares (representing 95.1% and 4.9% shareholding interest in INNEOVA Group, respectively) to INNEOVA Holdings. The consideration is settled by INNEOVA Holdings issuing 8,915,624 and 459,375 Shares to Soon Aik and Celestial Horizon respectively, credited as fully paid.

On January 5, 2024, for purposes of recapitalization in anticipation of the initial public offering, the Company amended its memorandum of association to effect a 1:2 forward stock split and to change the authorized share capital to $100,000 divided into 200,000,000 ordinary shares, of a par value of $0.0005 each. On January 5, 2024 and January 18, 2024, Soon Aik surrendered in aggregate 9,272,250 ordinary shares to the Company. Celestial surrendered in aggregate 477,750 ordinary shares to the Company. Unless otherwise indicated, all references to Ordinary Shares, share data, per share data, and related information have been retroactively adjusted, where applicable, in this prospectus to reflect the 1:2 forward stock split of our Ordinary Shares on January 5, 2024 and the shares surrendered by our existing shareholders on January 5, 2024 and January 18, 2024 as if they had occurred at the beginning of the earlier period presented.

Prior to a group reorganization, INNEOVA Group was the holding company of a group of companies comprised of INNEOVA Industrial, INNEOVA Automotive, Autozone (S) and INNEOVA Malaysia. INNEOVA Group held as to 95.1% by Soon Aik and 4.9% by Celestial Horizon, the latter of which is an independent third party. Upon completion of the reorganization and forward stock split, Soon Aik owns 8,559,000 shares and Celestial owns 441,000 shares of the Company respectively, and INNEOVA Group, INNEOVA Industrial, INNEOVA Automotive, Autozone (S) and INNEOVA Malaysia become directly/indirectly owned subsidiaries.

During the financial years presented in these consolidated financial statements, the control of the entities has remained under the control of Soon Aik. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of INNEOVA Holdings and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

On April 25, 2025, SAG Holdings Limited announced that it changed its name to INNEOVA Holdings Limited (“INNEOVA Holdings” or the “Company”) and that its trading symbol would change from SAG to INEO on the Nasdaq Capital Market effective as of April 28, 2025. The name change was approved by its shareholders on March 31, 2025.

On April 30, 2025, the Company announced that it completed the acquisition of INNEOVA Engineering Pte. Ltd. (“INNEOVA Engineering”), a Singapore-based engineering solutions provider. The acquisition is part of the Company’s rebranding in connection with its recent name change and diversification of engineering solutions, including expansion into green technologies. The acquisition was approved by its shareholders on March 31, 2025 and was reviewed by a special committee of the board of directors of the Company. The agreement relating to the acquisition was provided on a Form 6-K filed by the Company on March 12, 2025. Soon Aik transferred the entire issued share capital of INNEOVA Engineering to INNEOVA Group in consideration of the allotment and issue of 6,295,624 share in INNEOVA Group to Soon Aik, credited as fully paid.